Advances from the Federal Home Loan Bank of New York - Contractual Maturities of Advances from the FHLB NY (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
2014	$ 0
2015	0
2016	0
2017	0
2018	787
Thereafter	60,000
Total	$ 60,787	$ 60,956